9. Employee Benefits	12 Months Ended
Dec. 31, 2017
Employee Benefits
Employee Benefits	The following table shows the items of employee benefits for the years ended December 31:
	2015	2016	2017
Wages and salaries	5,066	7,445	7,475
Social security costs	583	807	931

	5,649	8,252	8,406